Financial instruments and financial risk management - Liquidity risk (Details) € in Thousands	12 Months Ended
	Jun. 30, 2023 EUR (€) item	Jun. 30, 2022 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities
Number of revolving credit facilities | item	2
Undiscounted cash flows	€ 165,790	€ 119,421
Financial liabilities	€ 148,337	83,790
The number of days within which the entity's trade receivables are usually paid.	7 days
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 104,399	67,548
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	35,049	30,325
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	26,343	21,548
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	71,085	45,156
Financial liabilities	71,085	45,156
Trade and other payables | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	71,085	45,156
Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	19,580	16,628
Financial liabilities	19,580	16,628
Other liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	19,580	16,628
Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	75,125	57,637
Financial liabilities	57,672	22,006
Lease liabilities. | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	13,734	5,764
Lease liabilities. | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	35,049	30,325
Lease liabilities. | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 26,343	€ 21,548